Leases (Details) - Schedule of revenue equipment under capital lease - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease carrying amount		$ 10,392,701	$ 149,333
China KangFu International Leasing CO LTD [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description		From December 3, 2020 to December 12, 2022
Capital lease interest rate percentage		11.80%
Capital lease carrying amount		$ 124,293	53,500
ShanDong HOWO Auto Finance Co Ltd [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description		From June 20, 2019 to May 15, 2021
Capital lease interest rate percentage		3.40%
Capital lease carrying amount			95,833
ShanDong HOWO Auto Finance Co., Ltd. One [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description		From March 26, 2021 to March 26, 2024
Capital lease interest rate percentage		4.00%
Capital lease carrying amount		$ 287,477
Other institutions [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description	[1]	From January 7, 2019 to July 1, 2024
Capital lease interest rate percentage	[1]	5.40%
Capital lease carrying amount	[1]	$ 9,980,931

[1]	Other institutions represents institutions that extended lease financing to Cheyi with weighted average annual interest rate of 5.4% per annum and lease term of 36 months.